DREXEL HAMILTON MUTUAL FUNDS

45 Rockefeller Plaza, Suite 2000

New York, NY 10111

November 5, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Drexel Hamilton	Mutual Funds – Centre Active U.S. Treasury Fund

        (File Nos. 333-17330 and 811-22545) Post-Effective Amendment No. 5

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), Drexel Hamilton Mutual Funds (the “Trust”) hereby submits Post-Effective Amendment No. 5 under the 1933 Act and Amendment No. 10 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust. The Trust is making this filing for purposes of registering Investor Class shares and Institutional Class shares of a new series of the Trust, Centre Active U.S. Treasury Fund.

At an in-person meeting of the Board of Trustees of the Trust, held on November 4, 2013, the Board of Trustees approved a resolution changing the name of the Trust to “Centre Funds,” effective on or about January 1, 2014.

The SEC Staff is requested to address any comments on this filing to my attention at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.

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